Note 6 - Related Party Notes Payable (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2013	Feb. 02, 2012	Nov. 30, 2010
Note 6 - Related Party Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						3.50%
				$ 4,338,601	$ 4,338,601
Threshold Amount of Qualified Initial Public Offering					20,000,000
If Converted Prior to Maturity Date or Consumption of Qualified IPO [Member] | Related Party BSC Convertible Notes Payable [Member]
Note 6 - Related Party Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Ratio	1
If Converted In Context Other than Qualified Financing [Member] | Related Party BSC Convertible Notes Payable [Member]
Note 6 - Related Party Notes Payable (Details) [Line Items]
Debt Instrument, Convertible, Conversion Ratio	1
Related Party BSC Convertible Notes Payable [Member]
Note 6 - Related Party Notes Payable (Details) [Line Items]
Proceeds from Related Party Debt			3,500,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%		0.00%
Related Party Convertible Notes Payable, Extension Period	3 years
Interest Expense, Related Party		39,499
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 8.00
Derivative Liability		$ 789